Contingent Liability	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Contingent Liability

18.	Contingent Liability

On November 13, 2025, the Company, its subsidiary Highbury Resources Inc. and a co-defendant were served with a Demand for Arbitration through the American Arbitration Association by a plaintiff alleging breach of contract relating to an asset purchase agreement dated December 28, 2018 and mineral supply agreement dated February 28, 2019. One of the underlying assets acquired under these agreements was subsequently assigned to the co-defendant as part of a property swap agreement which closed June 6, 2022. The plaintiff is seeking 125,000 pounds of yellowcake uranium or an equivalent dollar amount of approximately US$10,000,000. The Company intends to vigorously defend the claim, should the Arbitration advance beyond this initial stage, as it considers the obligation for remittance of the 125,000 of yellowcake uranium to be the responsibility of the co-defendant under the terms of the property swap agreement. No amount has been provided for in the Company’s December 31, 2025 consolidated financial statements in relation to the Demand for Arbitration as the Company is not able to evaluate the likelihood of an unfavourable outcome or the range of potential loss.